Variable Interest Entities (Details 11) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of loan sale activities [Abstract]
Carrying value of loans sold	$ 156,615	$ 154,571	$ 132,111
Proceeds received from loan sales as cash	3,887	1,702	7,112
Proceeds received from loan sales as securities	149,786	149,343	121,947
Total proceeds received from loan sales	153,673	151,045	129,059
Gains on loan sales	$ 212	$ 89	$ 30